Related Party Transactions - Summary of Related Party Transactions with SouthGobi (Detail) (SouthGobi Resources Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SouthGobi Resources Ltd. [Member]
Related Party Transaction [Line Items]
SouthGobi-from December 3, 2014	$ 52	$ 20